Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41110
Entity Registrant Name	GRAB HOLDINGS LIMITED
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Media Close, #01-03/06
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	138498
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001855612
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.000001 per share
Trading Symbol	GRAB
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding (in shares)	3,969,290,878
Warrants (Note 15)
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	GRABW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding (in shares)	25,999,981
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	128,355,800
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	3 Media Close, #01-03/06
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	138498
Contact Personnel Name	Liam Barker
City Area Code	855
Local Phone Number	739-7864
Contact Personnel Email Address	investor.relations@grab.com